CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (USD $) In Millions	KMI Members [Member]	Common Shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive loss [Member]	Stockholders' equity attributable to KMI [Member]	Noncontrolling interests [Member]	Total	Total Stockholders' Equity [Member]
Beginning Balance at Dec. 31, 2008	$ 4,457.7				$ (53.4)	$ 4,404.3	$ 4,072.6		$ 8,476.9
Impact from equity transactions of KMP	28.1					28.1	(43.8)		(15.7)
A-1 and B unit amortization	7.6					7.6			7.6
Net income (loss)								495.0
Distributions							(745.5)		(745.5)
Contributions							1,160.6		1,160.6
Cash dividends/distributions	(650.0)					(650.0)			(650.0)
Other							1.9		1.9
Other comprehensive income (loss)					(114.5)	(114.5)	(49.3)	(163.8)	(163.8)
Ending Balance at Dec. 31, 2009	4,338.4				(167.9)	4,170.5	4,674.6		8,845.1
Impact from equity transactions of KMP	(27.5)					(27.5)	43.0		15.5
A-1 and B unit amortization	6.1					6.1			6.1
Net income (loss)								(41.3)
Distributions							(848.7)		(848.7)
Contributions							840.1		840.1
Deconsolidation of variable interest entity							(45.9)		(45.9)
Cash dividends/distributions	(700.0)					(700.0)			(700.0)
Other	(0.1)					(0.1)	0.2		0.1
Other comprehensive income (loss)					31.4	31.4	95.7	127.1	127.1
Ending Balance at Dec. 31, 2010	3,575.6				(136.5)	3,439.1	5,099.9	8,539.0	8,539.0
Reclassification of equity upon the offering	(3,404.0)	8.1	3,395.9
Change in class A par value from converted shares		(0.1)	0.1
Amortization of restricted shares			6.5			6.5			6.5
Impact from equity transactions of KMP			28.4			28.4	(44.5)		(16.1)
A-1 and B unit amortization	3.6					3.6			3.6
Net income (loss)								594.4
Distributions							(955.8)		(955.8)
Contributions							993.7		993.7
Cash dividends/distributions	(245.8)			(523.8)		(769.6)			(769.6)
Cash paid for Class P share cancellation				(3.0)		(3.0)			(3.0)
Other			(0.8)			(0.8)	0.4		(0.4)
Other comprehensive income (loss)					21.9	21.9	87.8	109.7	109.7
Ending Balance at Dec. 31, 2011		$ 8.0	$ 3,430.1	$ (3.0)	$ (114.6)	$ 3,320.5	$ 5,247.1	$ 8,567.6	$ 8,567.6